Intangible assets - Schedule of changes in intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Opening balance	€ 1,916	€ 1,839
Additions	87	111
Capitalised expenses	213	285
Amortisation	(251)	(237)	€ (209)
Impairments	(513)	(61)
Exchange rate differences	(69)	(28)
Disposals	(9)	(1)
Changes in the composition of the group and other changes	19	9
Closing balance	1,394	1,916	1,839
Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	3,575
Closing balance	3,545	3,575
Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(1,648)
Closing balance	(1,630)	(1,648)
Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(11)
Closing balance	(522)	(11)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	907	918
Additions		17
Impairments	(310)
Exchange rate differences	(63)	(28)
Closing balance	533	907	918
Goodwill [member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	907
Closing balance	843	907
Goodwill [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Closing balance	(310)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	958	868
Additions	86	94
Capitalised expenses	213	285
Amortisation	(249)	(235)
Impairments	(167)	(61)
Exchange rate differences	(6)
Disposals	(9)	(1)
Changes in the composition of the group and other changes	19	8
Closing balance	846	958	868
Software [member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	2,608
Closing balance	2,642	2,608
Software [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(1,641)
Closing balance	(1,621)	(1,641)
Software [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(9)
Closing balance	(175)	(9)
Other Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	52	53
Amortisation	(2)	(2)
Impairments	(35)
Changes in the composition of the group and other changes		1
Closing balance	15	52	€ 53
Other Intangible Assets [member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	61
Closing balance	60	61
Other Intangible Assets [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(7)
Closing balance	(9)	(7)
Other Intangible Assets [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(2)
Closing balance	€ (37)	€ (2)